TRANSACTIONS WITH RELATED PARTIES - Schedule of Group Holds Interests in Various Funds (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Mutual funds, investment funds and hedge funds	S/ 1,698,425	S/ 1,278,554
Fair value through profit or loss	4,957,236	4,715,343
Restricted mutual funds
Disclosure of fair value measurement of assets [line items]
Fair value through profit or loss	336,159	307,225
U.S. Dollar
Disclosure of fair value measurement of assets [line items]
Mutual funds, investment funds and hedge funds	623,810	451,522
Soles
Disclosure of fair value measurement of assets [line items]
Mutual funds, investment funds and hedge funds	597,816	397,614
Boliviano
Disclosure of fair value measurement of assets [line items]
Mutual funds, investment funds and hedge funds	288,850	280,188
Colombian Peso
Disclosure of fair value measurement of assets [line items]
Mutual funds, investment funds and hedge funds	170,306	133,821
Chilean pesos
Disclosure of fair value measurement of assets [line items]
Mutual funds, investment funds and hedge funds	S/ 17,643	S/ 15,409